DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	$ 9,251	$ 1,365
Credit (charge) to profit or loss	(11,436)	9,699	$ 1,202
Reclassified to held-for-sale		(1,296)
Exchange differences	29	(517)
Balance at the end of the period	20,716	9,251	1,365
Deferred tax assets	23,500	9,581
Deferred tax liabilities	2,784	330
Unused tax losses carried forward indefinitely	162,600	152,200	135,800
Tax losses
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	864	364
Credit (charge) to profit or loss	(286)	1,896
Reclassified to held-for-sale		(1,296)
Exchange differences	1	(100)
Balance at the end of the period	1,151	864	364
Deferred tax assets	1,151	864
Fair value change of financial instruments
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	917	202
Credit (charge) to profit or loss	(11,325)	755
Exchange differences	41	(40)
Balance at the end of the period	12,283	917	202
Deferred tax assets	12,283	917
Unrealized gain on inter-group sales
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	10,456	6,273
Credit (charge) to profit or loss	1,843	4,420
Exchange differences	(7)	(237)
Balance at the end of the period	8,606	10,456	6,273
Deferred tax assets	8,606	10,456
Depreciation of solar parks
Principal components of the deferred income tax assets and liabilities
Balance at the beginning of the period	(2,986)	(5,474)
Credit (charge) to profit or loss	(1,668)	2,628
Exchange differences	(6)	(140)
Balance at the end of the period	(1,324)	(2,986)	$ (5,474)
Deferred tax assets	1,460	(2,656)
Deferred tax liabilities	$ 2,784	$ 330